Accrued Expenses and Other Current Liabilities (Details) - Schedule of Accrued Expenses and Other Current Liabilities - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Accrued expenses and other current liabilities
Accrued payroll and benefits	$ 19,180	$ 16,717
Accrued legal contingencies	5,025	3,305
Capital lease, current portion	4,396	1,661
Deferred rent, current portion	3	174
Tooling, machinery and equipment received not invoiced	509	1,389
Deposits from customers	3,523	14,923
Due to affiliates	5,123	467
Other current liabilities	14,623	9,629
Accrued expenses and other current liabilities	$ 52,382	$ 48,265